CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 658,625	$ 185,786
Trade receivables	8,579	13,545
Inventories	1,209,075	878,944
Income taxes recoverable	35,054	7,674
Fair value of derivative financial instruments	8,774	12,305
Other current assets	259,952	204,134
Total current assets	2,180,059	1,302,388
Non-current assets:
Goodwill	2,044,123	407,792
Property, plant and mine development	18,459,400	7,675,595
Investments	332,742	343,509
Deferred income tax asset	11,574	133,608
Other assets	466,910	353,198
Total assets	23,494,808	10,216,090
Current liabilities:
Accounts payable and accrued liabilities	672,503	414,673
Share based liabilities	15,148
Interest payable	16,496	12,303
Income taxes payable	4,187	47,213
Current portion of long-term debt	100,000	225,000
Reclamation provision	23,508	7,547
Lease obligations	36,466	32,988
Fair value of derivative financial instruments	78,114	22,089
Total current liabilities	946,422	761,813
Non-current liabilities:
Long-term debt	1,242,070	1,340,223
Reclamation provision	878,328	722,449
Lease obligations	114,876	98,445
Share based liabilities	17,277
Deferred income and mining tax liabilities	3,981,875	1,223,128
Other liabilities	72,615	70,261
Total liabilities	7,253,463	4,216,319
EQUITY
Common shares : Outstanding - 457,160,104 common shares issued, less 694,808 shares held in trust	16,251,221	5,863,512
Stock options	197,430	191,112
Contributed surplus	23,280	37,254
Deficit	(201,580)	(146,383)
Other reserves	(29,006)	54,276
Total equity	16,241,345	5,999,771
Total liabilities and equity	23,494,808	10,216,090
Commitments and contingencies